Bankers acceptance notes payable (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Bank acceptance notes payable		$ 1,727,652	$ 0
Bankers acceptance notes payable issued by Bank of Hangzhou Lishui Branch, for twelve months (3/22/2016 - 3/21/2017), which fully repaid on maturity date. [Member]
Bank acceptance notes payable	[1]	287,942	0
Letter of credit issued by Shanghai Pudong Development Bank Lishui Branch [Member]
Bank acceptance notes payable	[2]	$ 1,439,710	$ 0

[1]	Bank acceptance notes payable issued by Bank of Hangzhou, Lishui Branch have due date of March 21, 2017. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability. The note payable was repaid when due.
[2]	Letter of credit issued by Shanghai Pudong Development Bank, Lishui Branch have due date of August 16, 2017. The letter of credit is guaranteed by a land use right and a building with a total carrying value of $4.0 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.